Derivative Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Maximum maturity of foreign currency exchange contracts	18 months
Net derivative gains related to cash flow hedges to be reclassified into earnings within the next 12 months	$ 171,000,000
Derivative asset, offset	45,000,000	$ 56,000,000
Derivative liability, offset	18,000,000	56,000,000
Cash collateral posted related to derivative liabilities	0	38,000,000
Other Current Liabilities
Offsetting Liabilities [Line Items]
Counterparty cash collateral	195,000,000
Debt Securities
Offsetting Liabilities [Line Items]
Counterparty non-cash collateral	$ 6,000,000	$ 0